Unaudited Interim Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities
Net loss from continuing operations	$ (2,227,122)	$ (1,877,146)
Net gain from discontinued operations		38,719
Net loss for the period	(2,227,122)	(1,838,427)
Adjustments for:
Depreciation and Amortization of fixed and intangible assets	1,700,784	1,556,922
Stock-based compensation expenses	149,595	172,655
Provision for (Recovery of) withholding tax receivable	40,984	(32,980)
Provision for expected credit loss on trade and other receivables, net	15,986	184,180
Impairment loss on goodwill		30,467
Netting off related parties’ balances		(690,487)
Finance income, net	(250,334)	(179,263)
Deferred income taxes	48,177	(101,998)
Loss (Gain) from assets disposal	231	(31,577)
Gain from disposal of a subsidiary		(3,607)
Changes in operating assets and liabilities:
Decrease (Increase) in trade and other receivables	1,193,423	(90,891)
Increase in other assets	(1,144,739)	(1,005,338)
Decrease in inventories	42,872	114,223
Decrease in restricted cash	20,275	186,971
Decrease in Trade and other payables and other current liabilities	(182,399)	(437,966)
(Increase) Decrease in withholding tax receivable	(407,260)	227,903
(Decrease) Increase in provision for employee benefits	(41,570)	13,428
Net cash used in operating activities	(1,041,097)	(1,925,785)
Cash flows from investing activities
Acquisition of property, plant and equipment	(482,658)	(34,442)
Proceeds from sale of property, plant and equipment	1,405	27,805
Acquisition of intangible assets		(114,224)
Disposal of a subsidiary, net of cash disposed		(28,186)
Interest received	331,762	283,750
Payments for financial assets at amortized cost	(76,440)
Net cash (used in) generated from investing activities	(225,931)	134,703
Cash flows from financing activities
Proceeds from issue of shares	3,491,850
Repayment of related party borrowings		(3,304,787)
Repayment of bank borrowings	(45,296)	(252,717)
Payment of lease liabilities	(877,856)	(877,553)
Net cash generated from (used in) financing activities	2,568,698	(4,435,057)
Net increase (decrease) in cash and cash equivalents,	1,301,670	(6,226,139)
Effect of movements in exchange rates on cash held	214,176	(58,513)
Cash and cash equivalents at January 1	21,936,422	20,263,869
Cash and cash equivalents at June 30	$ 23,452,268	$ 13,979,217